Leases (Future Minimum Lease Payments) (Detail) (USD $)	12 Months Ended
	Jun. 25, 2014
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2015	$ 5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, 2017	5,709,000
Capital Leases, 2018	5,521,000
Capital Leases, 2019	5,202,000
Capital Leases, Thereafter	36,968,000
Capital Leases, Total minimum lease payments	64,898,000	[1]
Imputed interest (average rate of 7%)	(21,812,000)
Present value of minimum lease payments	43,086,000
Less current installments	(2,883,000)
Capital Leases, Net minimum payments	40,203,000
Operating Leases, 2015	111,314,000
Operating Leases, 2016	100,922,000
Operating Leases, 2017	78,358,000
Operating Leases, 2018	59,714,000
Operating Leases, 2019	35,238,000
Operating Leases, Thereafter	105,646,000
Operating Leases, Total minimum lease payments	491,192,000	[1]
Capital Leases, Minimum sublease rentals	35,500,000
Operating Leases, Minimum sublease rentals	$ 48,400,000

[1]	(a)Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $35.5 million and $48.4 million for capital and operating subleases, respectively.